Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Miles Capital Alternatives Advantage Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	ust_ProspectusSupplementTextBlock

November 13, 2018

MILES CAPITAL ALTERNATIVES ADVANTAGE FUND (the “Fund”)

Supplement to the Prospectus and Statement of Additional Information dated April 30, 2018

The Board of Trustees of Unified Series Trust has approved the closure of the Fund’s Class N shares. Effective immediately, Class N shares are no longer available for sale and all references to Class N shares in the Fund’s prospectus and Statement of Additional Information are deleted.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated April 30, 2018, and retain it for future reference.